Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2023
Fee and commission income (expense) [abstract]
Summary of total fees in scope of IFRS 15 Revenues from Contracts with Customers	Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Barclays Bank Group and operating segments, in accordance with IFRS 15. The below table includes a total for fees in scope of IFRS 15. Refer to Note 2 for more detailed information about operating segments.

	2023

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	500	3,192	—	3,692
Advisory	652	251	—	903
Brokerage and execution	1,674	89	—	1,763
Underwriting and syndication	2,079	—	—	2,079
Other	66	51	15	132
Total revenue from contracts with customers	4,971	3,583	15	8,569
Other non-contract fee income	138	1	—	139
Fee and commission income	5,109	3,584	15	8,708
Fee and commission expense	(1,265)	(1,978)	(4)	(3,247)
Net fee and commission income	3,844	1,606	11	5,461

	2022

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	449	2,803	—	3,252
Advisory	820	144	—	964
Brokerage and execution	1,465	56	—	1,521
Underwriting and syndication	2,036	1	—	2,037
Other	99	134	22	255
Total revenue from contracts with customers	4,869	3,138	22	8,029
Other non-contract fee income	138	4	—	142
Fee and commission income	5,007	3,142	22	8,171
Fee and commission expense	(966)	(1,778)	(1)	(2,745)
Net fee and commission income	4,041	1,364	21	5,426

	2021

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	390	2,158	—	2,548
Advisory	968	128	—	1,096
Brokerage and execution	1,082	53	—	1,135
Underwriting and syndication	3,425	—	—	3,425
Other	80	155	21	256
Total revenue from contracts with customers	5,945	2,494	21	8,460
Other non-contract fee income	116	5	—	121
Fee and commission income	6,061	2,499	21	8,581
Fee and commission expense	(781)	(1,207)	(6)	(1,994)
Net fee and commission income	5,280	1,292	15	6,587